5. Bank Premises and Equipment (Details 2)	Dec. 31, 2017 USD ($)
Property, Plant and Equipment [Abstract]
2018	$ 141,460
2019	141,460
2020	110,460
2021	39,117
Total minimum lease payments	432,497
Less amount representing interest	(50,690)
Present value of net minimum lease payments	$ 381,807